Short-term bank loans and other debt (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term bank loans and other debt	$ 170,654,011	$ 23,290,525
Properties under development securing short term debt	18,755,006	0
Land use right securing short-term bank loan	294,396,741	0
Properties held for lease securing short term debt	0	17,641,221
Short-term loans weighted average interest rate	9.77%	7.20%
Suzhou Xinyuan Real Estate Development Co Ltd [Member]
Short-term Debt [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Beijing Xinyuan Wanzhong Real Estate Co Ltd [Member]
Short-term Debt [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Xingyang Xinyuan Real Estate Co., Ltd. [Member]
Short-term Debt [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Secured Debt [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	146,274,867
Loan from Bank of Zhengzhou [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0	23,290,525
Loan from Bank of Zhengzhou [Member] | Loan from Bank of Zhengzhou, Due February 21, 2014, at 7.20% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0	23,290,525
Maturity date	Feb. 21, 2014
Stated rate	7.20%
Loan from Bank of Shanghai [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	73,137,433	0
Loan from Bank of Shanghai [Member] | Loan from Bank of Shanghai, Due December 25, 2014, at 7.46% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	73,137,433	0
Maturity date	Dec. 25, 2014
Stated rate	7.46%
Loan from China Fortune International Trust Co., Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	40,631,907	0
Loan from China Fortune International Trust Co., Ltd [Member] | Loan from China Fortune International Trust Co., Ltd Due February 25, 2015, at 11% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	40,631,907	0
Maturity date	Feb. 25, 2015
Stated rate	11.00%
Loan from ICBC Credit Suisse Investment Management Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	24,379,144	0
Loan from ICBC Credit Suisse Investment Management Co., Ltd. [Member] | Loan from ICBC Credit Suisse Investment Management Co., Ltd. Due April 3, 2015, at 11% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	24,379,144	0
Maturity date	Apr. 03, 2015
Stated rate	11.00%
Loan from Bridge Trust Co., Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	32,505,527	0
Loan from Bridge Trust Co., Ltd [Member] | Loan from Bridge Trust Co., Ltd Due June 24, 2015, at 12.5% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	$ 32,505,527	$ 0
Maturity date	Jun. 24, 2015
Stated rate	12.50%